Credit risk - Schedule of Mortgage Lending (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	£ 870,816	£ 846,753
Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(3,481)	(4,084)
Allowance for expected credit losses | Stage 1 and 2 | 12-month expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(889)	(1,091)
Allowance for expected credit losses | Stage 1 and 2 | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(1,286)	(1,629)
Allowance for expected credit losses | Stage 3 £m | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(1,119)	(1,151)
Allowance for expected credit losses | POCI £m | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(187)	(213)
Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	312,280	306,215
Retail – UK mortgages | Total
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	313,128	307,320
Retail – UK mortgages | A £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	1,113	971
Retail – UK mortgages | B £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	40,469	41,250
Retail – UK mortgages | C £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	68,128	64,466
Retail – UK mortgages | D £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	97,392	95,958
Retail – UK mortgages | E £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	33,021	34,327
Retail – UK mortgages | F £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	6,293	6,663
Retail – UK mortgages | G £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	1,370	1,465
Retail – UK mortgages | Unrated properties £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	65,342	62,220
Retail – UK mortgages | Stage 1 and 2 | 12-month expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	269,707	256,435
Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	32,722	38,159
Retail – UK mortgages | Stage 3 £m | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	3,831	3,980
Retail – UK mortgages | POCI £m | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	6,020	7,641
Retail – UK mortgages | Gross carrying amount
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	313,128	307,320	£ 312,338
Retail – UK mortgages | Gross carrying amount | Less than 60 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	180,986	177,442
Retail – UK mortgages | Gross carrying amount | 60 per cent to 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	53,981	55,597
Retail – UK mortgages | Gross carrying amount | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	41,999	41,542
Retail – UK mortgages | Gross carrying amount | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	31,345	23,999
Retail – UK mortgages | Gross carrying amount | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	4,628	8,491
Retail – UK mortgages | Gross carrying amount | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	189	249
Retail – UK mortgages | Gross carrying amount | Stage 1 and 2 | 12-month expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	269,760	256,596	257,517
Retail – UK mortgages | Gross carrying amount | Stage 1 and 2 | 12-month expected credit losses | Less than 60 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	145,055	145,285
Retail – UK mortgages | Gross carrying amount | Stage 1 and 2 | 12-month expected credit losses | 60 per cent to 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	49,746	47,950
Retail – UK mortgages | Gross carrying amount | Stage 1 and 2 | 12-month expected credit losses | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	40,292	36,413
Retail – UK mortgages | Gross carrying amount | Stage 1 and 2 | 12-month expected credit losses | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	30,215	20,949
Retail – UK mortgages | Gross carrying amount | Stage 1 and 2 | 12-month expected credit losses | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	4,420	5,981
Retail – UK mortgages | Gross carrying amount | Stage 1 and 2 | 12-month expected credit losses | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	32	18
Retail – UK mortgages | Gross carrying amount | Stage 1 and 2 | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	32,995	38,533	41,783
Retail – UK mortgages | Gross carrying amount | Stage 1 and 2 | Lifetime expected credit losses | Less than 60 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	27,851	22,739
Retail – UK mortgages | Gross carrying amount | Stage 1 and 2 | Lifetime expected credit losses | 60 per cent to 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	2,954	6,015
Retail – UK mortgages | Gross carrying amount | Stage 1 and 2 | Lifetime expected credit losses | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	1,168	4,506
Retail – UK mortgages | Gross carrying amount | Stage 1 and 2 | Lifetime expected credit losses | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	898	2,821
Retail – UK mortgages | Gross carrying amount | Stage 1 and 2 | Lifetime expected credit losses | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	109	2,389
Retail – UK mortgages | Gross carrying amount | Stage 1 and 2 | Lifetime expected credit losses | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	15	63
Retail – UK mortgages | Gross carrying amount | Stage 3 £m | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	4,166	4,337	3,416
Retail – UK mortgages | Gross carrying amount | Stage 3 £m | Lifetime expected credit losses | Less than 60 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	3,014	3,209
Retail – UK mortgages | Gross carrying amount | Stage 3 £m | Lifetime expected credit losses | 60 per cent to 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	643	673
Retail – UK mortgages | Gross carrying amount | Stage 3 £m | Lifetime expected credit losses | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	307	290
Retail – UK mortgages | Gross carrying amount | Stage 3 £m | Lifetime expected credit losses | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	123	87
Retail – UK mortgages | Gross carrying amount | Stage 3 £m | Lifetime expected credit losses | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	36	30
Retail – UK mortgages | Gross carrying amount | Stage 3 £m | Lifetime expected credit losses | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	43	48
Retail – UK mortgages | Gross carrying amount | POCI £m | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	6,207	7,854	9,622
Retail – UK mortgages | Gross carrying amount | POCI £m | Lifetime expected credit losses | Less than 60 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	5,066	6,209
Retail – UK mortgages | Gross carrying amount | POCI £m | Lifetime expected credit losses | 60 per cent to 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	638	959
Retail – UK mortgages | Gross carrying amount | POCI £m | Lifetime expected credit losses | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	232	333
Retail – UK mortgages | Gross carrying amount | POCI £m | Lifetime expected credit losses | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	109	142
Retail – UK mortgages | Gross carrying amount | POCI £m | Lifetime expected credit losses | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	63	91
Retail – UK mortgages | Gross carrying amount | POCI £m | Lifetime expected credit losses | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	99	120
Retail – UK mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(848)	(1,105)	(1,207)
Retail – UK mortgages | Allowance for expected credit losses | Less than 60 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(375)	(341)
Retail – UK mortgages | Allowance for expected credit losses | 60 per cent to 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(175)	(268)
Retail – UK mortgages | Allowance for expected credit losses | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(129)	(199)
Retail – UK mortgages | Allowance for expected credit losses | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(85)	(148)
Retail – UK mortgages | Allowance for expected credit losses | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(28)	(76)
Retail – UK mortgages | Allowance for expected credit losses | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(56)	(73)
Retail – UK mortgages | Allowance for expected credit losses | Stage 1 and 2 | 12-month expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(53)	(161)	(91)
Retail – UK mortgages | Allowance for expected credit losses | Stage 1 and 2 | 12-month expected credit losses | Less than 60 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(14)	(26)
Retail – UK mortgages | Allowance for expected credit losses | Stage 1 and 2 | 12-month expected credit losses | 60 per cent to 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(11)	(31)
Retail – UK mortgages | Allowance for expected credit losses | Stage 1 and 2 | 12-month expected credit losses | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(13)	(37)
Retail – UK mortgages | Allowance for expected credit losses | Stage 1 and 2 | 12-month expected credit losses | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(13)	(48)
Retail – UK mortgages | Allowance for expected credit losses | Stage 1 and 2 | 12-month expected credit losses | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(2)	(19)
Retail – UK mortgages | Allowance for expected credit losses | Stage 1 and 2 | 12-month expected credit losses | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	0	0
Retail – UK mortgages | Allowance for expected credit losses | Stage 1 and 2 | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(273)	(374)	(552)
Retail – UK mortgages | Allowance for expected credit losses | Stage 1 and 2 | Lifetime expected credit losses | Less than 60 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(165)	(118)
Retail – UK mortgages | Allowance for expected credit losses | Stage 1 and 2 | Lifetime expected credit losses | 60 per cent to 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(51)	(90)
Retail – UK mortgages | Allowance for expected credit losses | Stage 1 and 2 | Lifetime expected credit losses | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(30)	(75)
Retail – UK mortgages | Allowance for expected credit losses | Stage 1 and 2 | Lifetime expected credit losses | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(23)	(53)
Retail – UK mortgages | Allowance for expected credit losses | Stage 1 and 2 | Lifetime expected credit losses | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(3)	(31)
Retail – UK mortgages | Allowance for expected credit losses | Stage 1 and 2 | Lifetime expected credit losses | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(1)	(7)
Retail – UK mortgages | Allowance for expected credit losses | Stage 3 £m | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(335)	(357)	(311)
Retail – UK mortgages | Allowance for expected credit losses | Stage 3 £m | Lifetime expected credit losses | Less than 60 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(130)	(127)
Retail – UK mortgages | Allowance for expected credit losses | Stage 3 £m | Lifetime expected credit losses | 60 per cent to 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(77)	(99)
Retail – UK mortgages | Allowance for expected credit losses | Stage 3 £m | Lifetime expected credit losses | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(59)	(61)
Retail – UK mortgages | Allowance for expected credit losses | Stage 3 £m | Lifetime expected credit losses | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(32)	(27)
Retail – UK mortgages | Allowance for expected credit losses | Stage 3 £m | Lifetime expected credit losses | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(13)	(12)
Retail – UK mortgages | Allowance for expected credit losses | Stage 3 £m | Lifetime expected credit losses | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(24)	(31)
Retail – UK mortgages | Allowance for expected credit losses | POCI £m | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(187)	(213)	£ (253)
Retail – UK mortgages | Allowance for expected credit losses | POCI £m | Lifetime expected credit losses | Less than 60 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(66)	(70)
Retail – UK mortgages | Allowance for expected credit losses | POCI £m | Lifetime expected credit losses | 60 per cent to 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(36)	(48)
Retail – UK mortgages | Allowance for expected credit losses | POCI £m | Lifetime expected credit losses | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(27)	(26)
Retail – UK mortgages | Allowance for expected credit losses | POCI £m | Lifetime expected credit losses | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(17)	(20)
Retail – UK mortgages | Allowance for expected credit losses | POCI £m | Lifetime expected credit losses | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	(10)	(14)
Retail – UK mortgages | Allowance for expected credit losses | POCI £m | Lifetime expected credit losses | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Total financial assets	£ (31)	£ (35)